Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Senior Long Term Notes	$ 4,809,561	$ 4,824,753
Capital lease obligations	46,861	24,264
Other	193,803	111,259
Long-term debt and capital lease obligations	8,779,700	8,258,290
Less current maturities	335,416	511,370
Total long-term debt less current maturities	8,444,284	7,746,920
Revolving credit maximum amount available	3,682,900	3,789,550
Revolving credit balance outstanding	3,267,812	2,707,145
Accounts receivable facility	423,250	351,250
Senior Credit Agreement 2012 Member [Member]
Debt Instrument [Line Items]
Senior Credit Agreement	3,267,812	2,707,145
Line of credit outstanding which reduces available borrowings under the revolving credit facility	7,143	9,444
RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	600,000	600,000
Revolving credit balance outstanding	235,447	138,190
RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	682,900	689,550
Revolving credit balance outstanding	632,365	68,955
TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	2,400,000	2,500,000
Revolving credit balance outstanding	2,400,000	2,500,000
Euro Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	38,413	46,545
EIB Agreements [Member]
Debt Instrument [Line Items]
Senior Long Term Notes		193,074
Accounts Receivable Facility [Member]
Debt Instrument [Line Items]
Maximum amount available	800,000
Balance outstanding		351,250
Line of credit outstanding which reduces available borrowings under the revolving credit facility	$ 66,622